Summary of Significant Accounting Policies - Schedule of Consolidated Financial Statements (Details)	6 Months Ended
Dec. 31, 2024
CACM [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place incorporated	New York, USA
Ownership percentage	100.00%
Color Metaverse [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place incorporated	Singapore
Ownership percentage	100.00%
Color Star Ohio [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place incorporated	Ohio, USA
Ownership percentage	100.00%
DMCC [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place incorporated	United Arab Emirates
Ownership percentage	100.00%
Model Queen Limited [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place incorporated	Hong Kong
Ownership percentage	100.00%
Color Star Hainan [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place incorporated	PRC
Ownership percentage	100.00%